Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on4:		Net Income ($ Millions)	One-Year Relative TSR Percentile Rank[5]
					Total Shareholder Return ("TSR") ($)	Peer Group TSR ($)
2023	10,086,413	16,548,283	3,485,386	5,611,835	208.74	118.87	(140)	72nd
2022	9,232,857	8,312,295	3,291,059	2,902,747	154.24	113.65	(256)	84th
2021	7,245,943	14,563,602	2,700,382	5,475,909	152.55	126.45	(284)	93rd
2020	5,475,679	5,181,113	2,252,179	569,206	92.68	126.42	(227)	67th

Company Selected Measure Name	percentile rank of the Company’s one-year TSR relative to the one-year TSR of companies in the Nasdaq Biotechnology Index
Named Executive Officers, Footnote	Sharon Mates, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021 - 2023
Lawrence J. Hineline	Lawrence J. Hineline
Michael I. Halstead	Michael I. Halstead
Mark Neumann	Mark Neumann
Suresh Durgam, M.D.	Suresh Durgam, M.D.
Andrew Satlin, M.D.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,086,413	$ 9,232,857	$ 7,245,943	$ 5,475,679
PEO Actually Paid Compensation Amount	$ 16,548,283	8,312,295	14,563,602	5,181,113
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the
Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	10,086,413	(7,749,984)	14,211,854	16,548,283
2022	9,232,857	(6,999,988)	6,079,426	8,312,295
2021	7,245,943	(4,999,990)	12,317,649	14,563,602
2020	5,475,679	(3,999,992)	3,705,426	5,181,113
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total—Inclusion of Equity Values for PEO ($)
2023	12,219,575	3,026,927	—	(1,034,648)	—	14,211,854
2022	6,607,436	153,141	—	(681,151)	—	6,079,426
2021	7,275,274	4,673,231	—	369,144	—	12,317,649
2020	5,498,811	(836,214)	—	(957,171)	—	3,705,426

Non-PEO NEO Average Total Compensation Amount	$ 3,485,386	3,291,059	2,700,382	2,252,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,611,835	2,902,747	5,475,909	569,206
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,485,386	(2,499,998)	4,626,447	5,611,835
2022	3,291,059	(2,349,964)	1,961,652	2,902,747
2021	2,700,382	(1,724,976)	4,500,503	5,475,909
2020	2,252,179	(1,499,977)	(182,996)	569,206
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,941,819	1,027,471	—	(342,843)	—	4,626,447
2022	2,218,186	52,410	—	(308,944)	—	1,961,652
2021	2,509,945	1,816,432	—	174,126	—	4,500,503
2020	1,612,794	(286,679)	—	(506,237)	(1,002,874)	(182,996)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, as well as the Nasdaq Biotechnology Index cumulative TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our One-Year Relative TSR Percentile Rank during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, as well as the Nasdaq Biotechnology Index cumulative TSR over the same period.

Tabular List, Table

One-Year Relative TSR Percentile Rank
Net Product Revenue
Clinical Performance Milestones

Total Shareholder Return Amount	$ 208.74	154.24	152.55	92.68
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (140,000,000)	$ (256,000,000)	$ (284,000,000)	$ (227,000,000)
Company Selected Measure Amount	72	84	93	67
PEO Name	Sharon Mates
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	One-Year Relative TSR Percentile Rank
Non-GAAP Measure Description	SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the Compensation Actually Paid to our PEO and Non-PEO NEOs, for the most recently completed fiscal year, to the Company’s performance. We have selected the percentile rank of the Company’s one-year TSR relative to the one-year TSR of companies in the Nasdaq Biotechnology Index as this measure for 2023. We use three-year relative TSR as a PRSU performance measure to link compensation actually paid to our executives to Company performance. We include one-year relative TSR in this table because (i) this performance measure impacts the three overlapping PRSU performance cycles that are outstanding each year and (ii) the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in this table. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Clinical Performance Milestones
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,749,984)	$ (6,999,988)	$ (4,999,990)	$ (3,999,992)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,211,854	6,079,426	12,317,649	3,705,426
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,219,575	6,607,436	7,275,274	5,498,811
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,026,927	153,141	4,673,231	(836,214)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,034,648)	(681,151)	369,144	(957,171)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,499,998)	(2,349,964)	(1,724,976)	(1,499,977)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,626,447	1,961,652	4,500,503	(182,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,941,819	2,218,186	2,509,945	1,612,794
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,471	52,410	1,816,432	(286,679)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,843)	(308,944)	174,126	(506,237)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (1,002,874)